JGH
Nuveen Global High Income Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 132.8% (95.6% of Total Investments)
	CORPORATE BONDS – 97.1% (69.9% of Total Investments)
	Aerospace & Defense – 0.7%
$100	Arconic Corp, 144A	6.125%	2/15/28	Ba3	$102,250
3,000	Bombardier Inc, 144A	7.500%	3/15/25	B	2,077,500
3,100	Total Aerospace & Defense				2,179,750
	Airlines – 0.8%
1,000	Aerovias de Mexico SA de CV, 144A	7.000%	2/05/25	B+	300,000
2,000	Latam Finance Ltd, 144A	7.000%	3/01/26	B+	911,040
3,000	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	Caa1	1,351,500
6,000	Total Airlines				2,562,540
	Auto Components – 3.3%
2,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	1,369,700
1,000	Adient US LLC, 144A	7.000%	5/15/26	BB-	925,000
225	Dana Inc	5.375%	11/15/27	BB+	182,250
750	Dealer Tire LLC / DT Issuer LLC, 144A	8.000%	2/01/28	Caa1	600,000
2,250	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	2,171,250
1,275	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	994,500
3,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	BB+	2,295,000
1,900	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	8.500%	5/15/27	B3	1,657,560
12,400	Total Auto Components				10,195,260
	Automobiles – 0.8%
2,565	Ford Motor Credit Co LLC, (3)	5.584%	3/18/24	BBB-	2,379,037
	Banks – 1.3%
1,250	Grupo Aval Ltd, 144A	4.375%	2/04/30	BBB	1,003,125
2,500	Royal Bank of Scotland Group PLC	6.100%	6/10/23	A-	2,570,479
445	Standard Chartered PLC, 144A	5.700%	3/26/44	A-	462,722
4,195	Total Banks				4,036,326
	Building Products – 1.4%
1,870	American Woodmark Corp, 144A	4.875%	3/15/26	BB	1,743,775
2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB-	1,890,000
1,000	Omnimax International Inc, 144A	12.000%	8/15/20	Caa1	706,250
4,870	Total Building Products				4,340,025

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets – 2.0%
$2,000	DKT Finance ApS, 144A	9.375%	6/17/23	B-	$2,090,000
2,000	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	1,880,000
2,410	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB-	2,072,600
6,410	Total Capital Markets				6,042,600
	Chemicals – 2.6%
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	720,350
1,500	Chemours Co/The	5.375%	5/15/27	Ba3	1,147,275
840	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	B+	743,400
2,500	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB+	2,100,000
2,250	OCI NV, 144A	6.625%	4/15/23	BB	2,047,500
1,050	OCI NV, 144A	5.250%	11/01/24	BB	903,000
350	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	318,500
9,490	Total Chemicals				7,980,025
	Commercial Services & Supplies – 3.5%
3,000	ADT Security Corp/The, 144A	4.875%	7/15/32	BB-	2,549,100
1,875	Cimpress PLC, 144A	7.000%	6/15/26	B2	1,650,000
1,950	GFL Environmental Inc, 144A	7.000%	6/01/26	B-	1,887,434
100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	97,500
315	GFL Environmental Inc, 144A	8.500%	5/01/27	B-	316,481
1,100	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	948,750
1,500	RR Donnelley & Sons Co	6.500%	11/15/23	B-	1,500,000
2,000	Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	1,855,600
11,840	Total Commercial Services & Supplies				10,804,865
	Communications Equipment – 0.9%
2,275	CommScope Inc, 144A	8.250%	3/01/27	B-	2,192,872
425	ViaSat Inc, 144A	5.625%	4/15/27	BB+	419,688
2,700	Total Communications Equipment				2,612,560
	Construction & Engineering – 0.9%
1,000	Cornerstone Building Brands Inc, 144A	8.000%	4/15/26	B-	860,000
2,000	IHS Netherlands Holdco BV, 144A	7.125%	3/18/25	B+	1,750,400
3,000	Total Construction & Engineering				2,610,400
	Construction Materials – 1.5%
4,000	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	3,380,040
1,500	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	1,327,500
5,500	Total Construction Materials				4,707,540
	Consumer Finance – 3.9%
3,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B-	2,115,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$1,250	Enova International Inc, 144A	8.500%	9/01/24	B2	$1,087,500
2,000	Enova International Inc, 144A	8.500%	9/15/25	B2	1,720,000
1,000	Navient Corp	7.250%	9/25/23	BB	980,000
3,750	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	3,956,250
2,545	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B-	1,915,112
13,545	Total Consumer Finance				11,773,862
	Containers & Packaging – 0.1%
250	Berry Global Inc, 144A	5.625%	7/15/27	BB	258,280
	Distributors – 0.5%
1,500	American Builders & Contractors Supply Co Inc, 144A	5.875%	5/15/26	B+	1,428,750
	Diversified Consumer Services – 0.7%
2,000	frontdoor Inc, 144A	6.750%	8/15/26	B	1,915,000
200	QVC Inc	4.750%	2/15/27	BBB-	177,043
2,200	Total Diversified Consumer Services				2,092,043
	Diversified Financial Services – 2.5%
2,000	Avation Capital SA, 144A	6.500%	5/15/21	B	1,820,000
2,907	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	2,630,835
1,125	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	783,225
2,355	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	2,302,719
8,387	Total Diversified Financial Services				7,536,779
	Diversified Telecommunication Services – 4.2%
1,500	CenturyLink Inc	5.800%	3/15/22	BB	1,513,980
800	Colombia Telecomunicaciones SA ESP, 144A	5.375%	9/27/22	BBB-	765,208
1,260	CSC Holdings LLC, 144A	10.875%	10/15/25	B	1,357,650
2,000	Embarq Corp	7.995%	6/01/36	BB	1,980,000
1,000	Front Range BidCo Inc, 144A	4.000%	3/01/27	B1	956,875
1,750	Sprint Capital Corp	6.875%	11/15/28	B+	1,998,850
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BB+	2,070,000
2,400	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,231,579
12,710	Total Diversified Telecommunication Services				12,874,142
	Electric Utilities – 2.1%
2,250	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	1,981,125
1,630	Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	BBB	1,389,575
2,500	Talen Energy Supply LLC	6.500%	6/01/25	B	1,618,250
1,250	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB	1,287,500
7,630	Total Electric Utilities				6,276,450

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electronic Equipment, Instruments & Components – 0.1%
$375	MTS Systems Corp, 144A	5.750%	8/15/27	B+	$347,813
	Energy Equipment & Services – 1.0%
1,200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	852,120
1,625	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	1,121,250
3,125	Ensign Drilling Inc, 144A	9.250%	4/15/24	BB-	1,148,437
5,950	Total Energy Equipment & Services				3,121,807
	Entertainment – 0.1%
225	Banijay Entertainment SASU, 144A	5.375%	3/01/25	B1	205,875
	Equity Real Estate Investment Trust – 1.3%
755	Cibanco SA Ibm / PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	664,408
2,250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	2,222,550
1,250	iStar Inc	5.250%	9/15/22	BB	1,153,125
4,255	Total Equity Real Estate Investment Trust				4,040,083
	Food & Staples Retailing – 0.5%
1,500	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	1,616,700
	Food Products – 1.4%
1,050	BRF SA, 144A	4.875%	1/24/30	Ba2	882,000
1,500	Kernel Holding SA, 144A	6.500%	10/17/24	BB-	1,129,515
2,500	MARB BondCo PLC, 144A	6.875%	1/19/25	BB-	2,253,125
5,050	Total Food Products				4,264,640
	Gas Utilities – 1.0%
1,680	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	1,579,200
1,500	Superior Plus LP / Superior General Partner Inc, 144A	7.000%	7/15/26	BB	1,462,500
3,180	Total Gas Utilities				3,041,700
	Health Care Providers & Services – 4.3%
2,000	Centene Corp, 144A	5.375%	6/01/26	BBB-	2,060,220
3,390	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	3,218,381
575	CHS/Community Health Systems Inc, 144A	6.625%	2/15/25	B	531,875
385	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	354,200
2,650	HCA Inc	5.625%	9/01/28	Ba2	2,773,755
475	HCA Inc	5.875%	2/01/29	Ba2	502,313
1,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	947,150
1,000	Tenet Healthcare Corp	6.750%	6/15/23	B-	922,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$1,750	Tenet Healthcare Corp	4.625%	7/15/24	BB-	$1,666,875
13,225	Total Health Care Providers & Services				12,977,269
	Health Care Technology – 0.2%
2,295	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	CCC-	602,438
	Hotels, Restaurants & Leisure – 3.9%
2,000	International Game Technology PLC, 144A	6.250%	1/15/27	BB	1,740,000
675	Melco Resorts Finance Ltd, 144A	5.625%	7/17/27	BB	587,694
1,175	MGM China Holdings Ltd, 144A	5.875%	5/15/26	BB-	1,034,000
2,160	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,836,000
2,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	1,740,000
225	Scientific Games International Inc, 144A	7.000%	5/15/28	B-	138,375
200	Scientific Games International Inc, 144A	7.250%	11/15/29	B-	123,780
1,500	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	B-	1,410,300
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB-	1,357,500
2,000	Wynn Macau Ltd, 144A	5.500%	10/01/27	B+	1,774,030
100	Yum! Brands Inc, 144A	7.750%	4/01/25	B+	105,000
13,535	Total Hotels, Restaurants & Leisure				11,846,679
	Household Durables – 0.7%
750	M/I Homes Inc	5.625%	8/01/25	BB-	671,250
1,750	TRI Pointe Group Inc	5.250%	6/01/27	BB-	1,556,975
2,500	Total Household Durables				2,228,225
	Independent Power & Renewable Electricity Producers – 1.5%
600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	510,000
1,500	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,425,000
2,500	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	2,619,500
4,600	Total Independent Power & Renewable Electricity Producers				4,554,500
	Industrial Conglomerates – 0.1%
425	Stena International SA, 144A	6.125%	2/01/25	BB-	357,000
	Insurance – 1.2%
1,125	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	1,046,250
2,000	Genworth Holdings Inc	4.800%	2/15/24	B	1,730,000
1,000	Nationstar Mortgage Holdings Inc, 144A	9.125%	7/15/26	B	905,000
4,125	Total Insurance				3,681,250
	IT Services – 0.1%
250	Science Applications International Corp, 144A	4.875%	4/01/28	BB-	240,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Leisure Products – 1.0%
$3,100	Mattel Inc, 144A	6.750%	12/31/25	B+	$3,162,000
	Machinery – 2.1%
1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	787,500
1,500	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,320,000
1,880	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	1,818,900
2,000	Navistar International Corp, 144A	6.625%	11/01/25	B+	1,665,000
1,000	Titan Acquisition Ltd / Titan Co-Borrower LLC, 144A	7.750%	4/15/26	CCC	835,000
7,380	Total Machinery				6,426,400
	Media – 9.8%
3,250	Altice France SA/France, 144A	7.375%	5/01/26	B	3,282,500
2,000	AMC Networks Inc	4.750%	8/01/25	BB	1,945,000
2,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.500%	5/01/26	BB+	2,025,200
100	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB+	98,000
1,250	CSC Holdings LLC, 144A	5.375%	2/01/28	BB	1,275,000
1,250	DISH DBS Corp	5.875%	11/15/24	B1	1,217,288
1,250	DISH DBS Corp	7.750%	7/01/26	B1	1,284,375
2,000	Entercom Media Corp, 144A	7.250%	11/01/24	B-	1,670,000
100	Entercom Media Corp, 144A	6.500%	5/01/27	B	86,750
2,000	Meredith Corp	6.875%	2/01/26	B+	1,720,000
2,500	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	2,304,550
250	Scripps Escrow Inc, 144A	5.875%	7/15/27	B	220,000
3,000	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	3,044,700
2,700	Terrier Media Buyer Inc, 144A	8.875%	12/15/27	CCC+	2,268,000
2,500	UPC Holding BV, 144A	5.500%	1/15/28	B	2,350,000
2,250	Urban One Inc, 144A	7.375%	4/15/22	B2	2,037,037
925	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	925,000
2,247	VTR Finance BV, 144A	6.875%	1/15/24	BB-	2,039,130
31,572	Total Media				29,792,530
	Metals & Mining – 6.3%
2,750	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	2,502,500
1,500	Aleris International Inc, 144A	10.750%	7/15/23	CCC+	1,455,000
3,000	AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	2,670,000
565	Century Aluminum Co, 144A	7.500%	6/01/21	B	515,562
1,000	Commercial Metals Co	5.375%	7/15/27	BB+	920,000
1,000	Constellium SE, 144A	6.625%	3/01/25	B	900,000
1,000	First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B	832,190
2,000	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	1,605,000
1,500	Freeport-McMoRan Inc	5.400%	11/14/34	Ba1	1,387,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$2,000	Gold Fields Orogen Holdings BVI Ltd, 144A	6.125%	5/15/29	Baa3	$1,890,000
1,700	Novolipetsk Steel Via Steel Funding DAC, 144A	4.700%	5/30/26	Baa2	1,698,620
1,500	Tronox Inc, 144A	6.500%	4/15/26	B	1,350,000
1,485	Vale Overseas Ltd	6.875%	11/10/39	BBB-	1,637,227
21,000	Total Metals & Mining				19,363,599
	Mortgage Real Estate Investment Trust – 0.1%
575	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	4.250%	2/01/27	BB+	454,250
	Oil, Gas & Consumable Fuels – 10.5%
2,270	California Resources Corp, 144A	8.000%	12/15/22	Caa2	34,050
1,500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	1,035,000
1,875	Cosan Ltd, 144A	5.500%	9/20/29	BB	1,523,438
1,900	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	1,044,449
1,150	Denbury Resources Inc, 144A	9.000%	5/15/21	B	336,375
2,900	Denbury Resources Inc, 144A	7.750%	2/15/24	B	435,580
1,150	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	1,121,250
500	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B+	361,400
125	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	93,750
1,500	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	660,000
1,750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,103,513
2,500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B+	812,500
1,600	Murphy Oil Corp	5.875%	12/01/27	BB+	836,480
1,300	Navigator Holdings Ltd, Reg S, 144A	7.750%	2/10/21	N/R	1,235,052
2,000	Oasis Petroleum Inc, 144A	6.250%	5/01/26	B2	320,000
1,000	Parkland Fuel Corp, 144A	5.875%	7/15/27	BB	937,400
2,095	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	1,404,279
2,175	Peabody Energy Corp, 144A	6.375%	3/31/25	BB-	1,131,000
625	Pertamina Persero PT, 144A	4.700%	7/30/49	Baa2	580,776
1,929	Petrobras Global Finance BV, 144A	5.093%	1/15/30	Ba2	1,760,212
700	Petrobras Global Finance BV	6.900%	3/19/49	Ba2	682,430
3,146	Petroleos Mexicanos, 144A	6.490%	1/23/27	BBB	2,320,175
2,000	Petroleos Mexicanos	5.350%	2/12/28	BBB	1,380,000
1,230	Range Resources Corp, 144A	9.250%	2/01/26	B+	738,000
3,000	Southwestern Energy Co	7.500%	4/01/26	BB	1,965,000
2,000	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	1,931,340
1,000	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	860,000
1,800	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,498,500

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,000	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	$800,000
2,200	Tullow Oil PLC, 144A	6.250%	4/15/22	CCC+	544,500
3,000	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	1,860,000
1,000	WPX Energy Inc	5.750%	6/01/26	BBB-	570,000
53,920	Total Oil, Gas & Consumable Fuels				31,916,449
	Paper & Forest Products – 0.7%
400	Inversiones CMPC SA, 144A	3.850%	1/13/30	BBB	360,000
2,000	Suzano Austria GmbH	5.000%	1/15/30	BBB-	1,760,000
2,400	Total Paper & Forest Products				2,120,000
	Pharmaceuticals – 2.1%
425	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	444,125
139	Bausch Health Cos Inc, 144A	5.875%	5/15/23	B	137,610
1,000	Bausch Health Cos Inc, 144A	5.500%	11/01/25	BB	1,010,300
750	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	777,750
450	Bausch Health Cos Inc, 144A	5.250%	1/30/30	B	420,750
200	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB-	200,780
1,500	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	1,492,500
2,000	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	1,940,000
6,464	Total Pharmaceuticals				6,423,815
	Real Estate Management & Development – 0.7%
2,750	Hunt Cos Inc, 144A	6.250%	2/15/26	BB-	2,055,625
	Road & Rail – 0.7%
170	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BBB-	144,781
2,000	United Rentals North America Inc	4.875%	1/15/28	BB-	1,940,000
2,170	Total Road & Rail				2,084,781
	Software – 0.3%
925	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	953,906
	Specialty Retail – 3.5%
1,500	PetSmart Inc, 144A	5.875%	6/01/25	B	1,477,500
4,000	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	3,620,000
1,750	PGT Innovations Inc, 144A	6.750%	8/01/26	B+	1,650,101
1,000	Sonic Automotive Inc	6.125%	3/15/27	B+	880,000
1,500	Staples Inc, 144A	7.500%	4/15/26	B+	1,312,509
2,100	Staples Inc, 144A	10.750%	4/15/27	B-	1,611,330
11,850	Total Specialty Retail				10,551,440
	Technology Hardware, Storage & Peripherals – 1.2%
1,500	Seagate HDD Cayman	4.875%	6/01/27	Baa3	1,486,795

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Technology Hardware, Storage & Peripherals (continued)
$2,000	Western Digital Corp	4.750%	2/15/26	Baa3	$2,033,000
3,500	Total Technology Hardware, Storage & Peripherals				3,519,795
	Thrifts & Mortgage Finance – 0.5%
1,750	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB+	1,439,900
	Trading Companies & Distributors – 1.5%
2,500	Ashtead Capital Inc, 144A, (3)	5.250%	8/01/26	BBB-	2,381,250
1,000	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	902,500
1,500	H&E Equipment Services Inc	5.625%	9/01/25	BB-	1,391,250
5,000	Total Trading Companies & Distributors				4,675,000
	Transportation Infrastructure – 0.6%
975	Adani Ports & Special Economic Zone Ltd, 144A	4.375%	7/03/29	BBB-	837,274
1,500	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB-	1,057,500
2,475	Total Transportation Infrastructure				1,894,774
	Wireless Telecommunication Services – 4.4%
1,900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	B+	1,638,750
2,750	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,785,516
2,150	Level 3 Financing Inc	5.250%	3/15/26	BB	2,148,656
1,500	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,305,000
2,000	Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba2	1,420,320
1,000	Sprint Corp	7.625%	3/01/26	B+	1,131,800
2,800	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A, (3)	5.152%	3/20/28	Baa2	2,982,000
14,100	Total Wireless Telecommunication Services				13,412,042
$350,713	Total Corporate Bonds (cost $347,166,057)				296,063,519

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 14.0% (10.1% of Total Investments)
	Angola – 0.7%
$1,500	Angolan Government International Bond, 144A	8.250%	5/09/28	B3	$604,212
900	Angolan Government International Bond, 144A	8.000%	11/26/29	B3	364,500
1,500	Namibia International Bonds, 144A	5.250%	10/29/25	Ba2	1,284,615
3,900	Total Angola				2,253,327
	Argentina – 0.2%
300	Argentine Republic Government International Bond	6.875%	4/22/21	Caa2	86,250
2,350	Argentine Republic Government International Bond	7.500%	4/22/26	Caa2	652,149
2,650	Total Argentina				738,399

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Bahrain – 0.6%
$2,000	Bahrain Government International Bond, 144A	7.000%	10/12/28	BB-	$1,820,680
	Costa Rica – 0.9%
3,300	Costa Rica Government International Bond, 144A	6.125%	2/19/31	B+	2,788,500
	Dominican Republic – 1.3%
3,000	Dominican Republic International Bond, 144A	5.500%	1/27/25	BB-	2,880,000
1,000	Dominican Republic International Bond, 144A	6.875%	1/29/26	BB-	995,000
4,000	Total Dominican Republic				3,875,000
	Ecuador – 0.1%
1,500	Ecuador Government International Bond, 144A, (4)	10.750%	1/31/29	CCC-	423,750
	Egypt – 0.9%
1,300	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	1,166,014
1,800	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	1,454,472
3,100	Total Egypt				2,620,486
	El Salvador – 0.9%
2,100	El Salvador Government International Bond, 144A	7.750%	1/24/23	B-	2,037,000
725	El Salvador Government International Bond, 144A	7.650%	6/15/35	B+	616,250
2,825	Total El Salvador				2,653,250
	Ghana – 0.8%
3,325	Ghana Government International Bond, 144A	8.125%	3/26/32	B	2,342,928
	Guatemala – 1.0%
700	Guatemala Government Bond, 144A	4.375%	6/05/27	Ba1	672,000
2,350	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	2,332,398
3,050	Total Guatemala				3,004,398
	Honduras – 0.9%
1,000	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	990,010
2,000	Honduras Government International Bond, 144A	6.250%	1/19/27	BB-	1,740,020
3,000	Total Honduras				2,730,030
	Iraq – 0.5%
2,000	Iraq International Bond, 144A	5.800%	1/15/28	N/R	1,520,400
	Jamaica – 0.6%
1,700	Jamaica Government International Bond	7.875%	7/28/45	B+	1,819,017
	Jordan – 0.4%
1,500	Jordan Government International Bond, 144A	5.750%	1/31/27	B+	1,321,875
	Kenya – 0.6%
2,000	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	1,840,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Nigeria – 0.6%
$1,000	Nigeria Government International Bond, 144A	7.625%	11/21/25	B+	$770,738
1,425	Nigeria Government International Bond, 144A	7.875%	2/16/32	B+	997,500
2,425	Total Nigeria				1,768,238
	Oman – 0.6%
1,000	Oman Government International Bond, 144A	4.750%	6/15/26	Ba2	714,000
1,500	Oman Government International Bond, 144A	6.000%	8/01/29	Ba2	1,075,005
2,500	Total Oman				1,789,005
	Pakistan – 0.4%
1,450	Pakistan Government International Bond, 144A	6.875%	12/05/27	B-	1,199,324
	Senegal – 0.4%
1,500	Senegal Government International Bond, 144A	6.250%	5/23/33	Ba3	1,343,595
	Sri Lanka – 0.6%
3,000	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	B	1,769,908
	Turkey – 0.6%
1,800	Turkey Government International Bond	5.750%	3/22/24	BB-	1,675,890
	Ukraine – 0.4%
1,425	Ukraine Government International Bond, 144A	7.750%	9/01/25	B	1,293,188
$53,950	Total Sovereign Debt (cost $55,186,071)				42,591,188

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 7.8% (5.6% of Total Investments) (5)
	Auto Components – 0.4%
$1,640	Autokiniton US Holdings, Inc.Term Loan	6.739%	1-Month LIBOR	5.750%	5/22/25	B	$1,348,643
	Commercial Services & Supplies – 0.3%
987	Packers Holdings LLC 2017, Term Loan B	4.250%	1-Month LIBOR	3.250%	12/04/24	B+	846,673
	Containers & Packaging – 1.0%
1,721	Plaze, Inc.2019, Term Loan B	4.572%	1-Month LIBOR	3.500%	8/03/26	B2	1,488,395
1,820	Pregis TopCo Corporation1st Lien, Term Loan	4.989%	1-Month LIBOR	4.000%	8/01/26	B	1,601,985
3,541	Total Containers & Packaging						3,090,380
	Electronic Equipment, Instruments & Components – 0.5%
1,841	II – VI Incorporated, Term Loan B	4.489%	1-Month LIBOR	3.500%	9/24/26	BB+	1,543,156
	Food Products – 0.0%
100	Froneri International Ltd, 2020 2nd Lien Term Laon	6.739%	1-Month LIBOR	5.750%	1/31/28	B-	95,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Health Care Equipment & Supplies – 0.5%
$1,980	Auris Luxembourg III S.a.r.l.2019 USD, Term Loan B2	4.739%	1-Month LIBOR	3.750%	2/21/26	B+	$1,519,652
	Health Care Providers & Services – 1.1%
1,995	Gentiva Health Services, Inc., Term Loan	4.250%	1-Month LIBOR	3.250%	7/02/25	B1	1,885,227
1,471	RegionalCare Hospital Partners Holdings, Inc., New Term Loan B	4.739%	1-Month LIBOR	3.750%	11/16/25	B+	1,373,760
3,466	Total Health Care Providers & Services						3,258,987
	Industrial Conglomerates – 0.8%
2,637	U.S. Renal Care, Inc. 2019, Term Loan B	6.000%	1-Month LIBOR	5.000%	6/26/26	B	2,331,652
	Insurance – 0.5%
1,000	Asurion LLC 2017 2nd Lien, Term Loan	7.489%	1-Month LIBOR	6.500%	8/04/25	B	926,875
675	Hub International Limited2019 Incremental, Term Loan B	5.692%	3-Month LIBOR	4.000%	4/25/25	B	642,937
1,675	Total Insurance						1,569,812
	IT Services – 0.5%
1,980	NeuStar, Inc., Term Loan B5	5.573%	6-Month LIBOR	4.500%	8/08/24	B+	1,600,087
	Oil, Gas & Consumable Fuels – 0.2%
600	Buckeye Partners, 2019 Term Loan B	4.265%	1-Month LIBOR	2.750%	11/01/26	BBB-	555,300
	Paper & Forest Products – 0.5%
1,496	Clearwater Paper Corporation, Term Loan B	4.250%	6-Month LIBOR	3.250%	7/26/26	BB+	1,398,994
	Pharmaceuticals – 0.5%
1,496	Endo Health Solutions, Inc., 2017 Term Loan B	5.250%	1-Month LIBOR	4.250%	4/29/24	B+	1,354,019
	Semiconductors & Semiconductor Equipment – 0.1%
471	Ultra Clean Holdings, Inc, Term Loan B	5.489%	1-Month LIBOR	4.500%	8/27/25	B+	406,108
	Software – 0.6%
1,990	Sirius Computer Solutions, Inc., 2020 Term Loan B	4.489%	1-Month LIBOR	3.500%	7/01/26	Ba3	1,756,175
	Specialty Retail – 0.3%
990	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	954,974
$26,890	Total Variable Rate Senior Loan Interests (cost $26,509,391)						23,629,612

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 7.3% (5.3% of Total Investments)
	Banks – 5.8%
$1,400	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (8)	Ba2	$1,085,000
1,980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (8)	Ba2	1,510,146
1,000	Bancolombia SA	4.625%	12/18/29	BB+	875,000
2,000	Barclays PLC	7.750%	N/A (8)	BB+	1,754,000
2,000	BNP Paribas SA, 144A	6.625%	N/A (8)	BBB-	1,765,000
2,215	Credit Agricole SA, 144A	8.125%	N/A (8)	BBB	2,281,450
925	Intesa Sanpaolo SpA, 144A	7.700%	N/A (8)	BB-	786,250
1,000	Lloyds Banking Group PLC	7.500%	N/A (8)	Baa3	858,700
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (8)	BB+	1,800,000
2,255	Royal Bank of Scotland Group PLC	7.500%	N/A (8)	BB+	2,067,565
2,615	Societe Generale SA, 144A	6.750%	N/A (8)	BB+	2,180,256
935	UniCredit SpA, Reg S	8.000%	N/A (8)	BB-	800,255
20,325	Total Banks				17,763,622
	Capital Markets – 1.5%
1,500	Credit Suisse Group AG, 144A	7.500%	N/A (8)	BB+	1,382,400
1,500	Credit Suisse Group AG, 144A	6.375%	N/A (8)	BB+	1,316,550
2,000	UBS Group AG, 144A	7.000%	N/A (8)	BBB	1,880,000
5,000	Total Capital Markets				4,578,950
$25,325	Total Contingent Capital Securities (cost $24,950,022)				22,342,572

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.0% (4.3% of Total Investments)
	Automobiles – 0.3%
$1,500	General Motors Financial Co Inc	5.750%	N/A (8)	BB+	$948,750
	Banks – 0.8%
1,000	Bank of America Corp	6.100%	N/A (8)	BBB-	1,010,000
1,500	Citigroup Inc	5.000%	N/A (8)	BB+	1,371,240
2,500	Total Banks				2,381,240
	Capital Markets – 0.6%
1,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,745,160
	Food Products – 1.0%
1,500	Land O' Lakes Inc, 144A	8.000%	N/A (8)	BB	1,350,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$2,000	Land O' Lakes Inc, 144A	7.000%	N/A (8)	BB	$1,700,000
3,500	Total Food Products				3,050,000
	Independent Power & Renewable Electricity Producers – 0.3%
1,000	AES Gener SA, 144A	7.125%	3/26/79	BB	782,802
	Insurance – 1.1%
1,750	Assurant Inc	7.000%	3/27/48	BB+	1,505,000
2,000	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,980,000
3,750	Total Insurance				3,485,000
	Oil, Gas & Consumable Fuels – 0.1%
2,000	EnLink Midstream Partners LP	6.000%	N/A (8)	Ba3	400,000
	Trading Companies & Distributors – 0.6%
2,500	AerCap Holdings NV	5.875%	10/10/79	BB+	1,725,000
	Wireless Telecommunication Services – 1.2%
2,000	Network i2i Ltd, 144A, (8)	5.650%	N/A	BB	1,610,000
2,000	Vodafone Group PLC	7.000%	4/04/79	BB+	2,138,328
4,000	Total Wireless Telecommunication Services				3,748,328
$22,250	Total $1,000 Par (or similar) Institutional Preferred (cost $22,062,842)				18,266,280

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6% (0.4% of Total Investments)
	Food Products – 0.4%
50,000	CHS Inc	7.100%	N/R	$1,154,000
	Oil, Gas & Consumable Fuels – 0.2%
60,000	NuStar Energy LP	8.500%	B1	653,400
	Total $25 Par (or similar) Retail Preferred (cost $2,872,500)			1,807,400
	Total Long-Term Investments (cost $478,746,883)			404,700,571

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.1% (4.4% of Total Investments)
	REPURCHASE AGREEMENTS – 6.1% (4.4% of Total Investments)
$18,569	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $18,569,241, collateralized by $17,920,000, U.S. Treasury Notes, 0.250%, due 7/15/29, value $18,943,142	0.000%	4/01/20	$18,569,241
	Total Short-Term Investments (cost $18,569,241)			18,569,241
	Total Investments (cost $497,316,124) – 138.9%			423,269,812
	Borrowings – (40.4)% (9), (10)			(123,200,000)
	Other Assets Less Liabilities – 1.5% (11)			4,679,654
	Net Assets – 100%			$304,749,466
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Servives LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(9,554,489)	$(9,554,489)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$296,063,519	$ —	$296,063,519
Sovereign Debt	—	42,591,188	—	42,591,188
Variable Rate Senior Loan Interests	—	23,629,612	—	23,629,612
Contingent Capital Securities	—	22,342,572	—	22,342,572
$1,000 Par (or similar) Institutional Preferred	—	18,266,280	—	18,266,280
$25 Par (or similar) Retail Preferred	1,807,400	—	—	1,807,400
Short-Term Investments:
Repurchase Agreements	—	18,569,241	—	18,569,241
Investments in Derivatives:
Interest Rate Swaps*	—	(9,554,489)	—	(9,554,489)
Total	$1,807,400	$411,907,923	$ —	$413,715,323

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	Perpetual security. Maturity date is not applicable.
(9)	Borrowings as a percentage of Total Investments is 29.1%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.